Income Taxes - Unrecognized tax benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits - Beginning balance	$ 46.0	$ 44.1
Increase based on tax positions taken in a prior year	8.5	5.1
Decrease based on tax positions taken in a prior year	(4.8)	(3.7)
Increase based on tax positions taken in the current year	6.0	6.3
Decrease related to settlements with taxing authorities and changes in law		(1.0)
Decrease resulting from the lapse of statutes of limitations	(5.8)	(4.8)
Unrecognized Tax Benefits - Ending balance	$ 49.9	$ 46.0